Financial Instruments and Risk Management (Details) - Schedule of derivative liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of derivative liability [Abstract]
Derivative liability - warrants at beginning	$ (359)	$ (443)
Issuance of financial instruments	(1,213)	(156)
Gain due to change in fair value of derivative liability	311	240
Derivative liability - warrants at ending	$ (1,261)	$ (359)